ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables and Accruals
Accrued expenses and other current liabilities are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	7,461,738	4,245,967	617,550
Professional services	7,250,470	6,879,775	1,000,622
Utility fee	2,013,127	1,547,898	225,132
Product development services	849,446	892,216	129,767
Funds raised for CrossFire New Mobile Game (see below)	57,499,910	57,499,910	8,363,015
Others	8,625,360	10,225,540	1,487,244
Total	83,700,051	81,291,306	11,823,330